CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 8,787	$ 5,846
Short-term bank deposits	13,107	16,525
Restricted cash	91	92
Other accounts receivable and prepaid expenses (note 5b3)	650	546
Total current assets	22,635	23,009
LONG-TERM INVESTMENTS:
Investment in Evogene	4,662	4,093
Long-term lease deposits	68	17
Severance pay fund	1,527	1,465
Total long-term investments	6,257	5,575
LONG-TERM PREPAID EXPENSES (note 5b3)	400
PROPERTY AND EQUIPMENT, NET	696	497
Total assets	29,988	29,081
CURRENT LIABILITIES:
Trade payables	335	248
Other accounts payable and accrued expenses	1,207	1,459
Total current liabilities	1,542	1,707
LONG-TERM LIABILITIES:
Research and development funding arrangements	4,793	6,150
Accrued severance pay	1,766	1,643
Total long-term liabilities	6,559	7,793
SHAREHOLDERS' EQUITY (Note 6):
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2012 and December 31, 2011; 35,990,311 and 34,707,622 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	97	94
Additional paid-in capital	202,193	195,714
Accumulated other comprehensive income	4,833	4,264
Accumulated deficit	(185,236)	(180,491)
Total shareholder' equity	21,887	19,581
Total liabilities and shareholders' equity	$ 29,988	$ 29,081